FINANCE COSTS	12 Months Ended
Dec. 31, 2021
Finance Cost [Abstract]
FINANCE COSTS [Text Block]

20. FINANCE COSTS

		Years ended
		December 31,	December 31,
	Note	2021	2020

Accretion on provision for reclamation and rehabilitation	14	$262	$374
Interest on loans	12	650	834
Interest on lease liabilities	13	73	84
Other financing costs		-	65
		$985	$1,357